Schedule of movement in the government grant (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Other Financial Assets Current
At 01 April		₨ 48,813
Recorded/ (trued- up) in statement of profit/(loss)
Sale of SEIS		(47,924)
Loss on sale of SEIS		(889)
At 31 March